CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - PEN (S/) S/ in Thousands	Total	Capital Stock [Member]	Shares of the Group [Member]	Share-based Payment [Member]	Capital Surplus [Member]	Reserves [Member]	Investments in Equity Instruments [Member]	Investments in Debt Instruments [Member]	Cash Flow Hedge Reserve [Member]	Insurance Reserves [Member]	Foreign Currency Translation Reserve [Member]	Retained Earnings [Member]	Total [Member]	Non-controlling Interest [Member]
Balances at Dec. 31, 2021	S/ 26,832,524	S/ 1,318,993	S/ (204,326)	S/ (3,208)	S/ 228,853	S/ 21,364,272	S/ 206,885	S/ (139,500)	S/ (273)	S/ 0	S/ 337,037	S/ 3,183,119	S/ 26,291,852	S/ 540,672
Changes in equity
Net profit for the year	4,760,110	0	0	0	0	0	0	0	0	0	0	4,647,818	4,647,818	112,292
Other comprehensive income, Note 16(d)	(685,316)	0	0	0	0	0	(36,477)	(1,516,059)	1,061	1,133,536	(262,382)	0	(680,321)	(4,995)
Transfer of fair value reserve to retained earnings, note 16(d)	0
Total comprehensive income	4,074,794	0	0	0	0	0	(36,477)	(1,516,059)	1,061	1,133,536	(262,382)	4,647,818	3,967,497	107,297
Transfer of retained earnings to reserves, Note 16(c)	0	0	0	0	0	2,354,859	0	0	0	0	0	(2,354,859)	0	0
Dividend distribution, Note 16(e)	(1,196,422)	0	0	0	0	0	0	0	0	0	0	(1,196,422)	(1,196,422)	0
Dividends paid to non-controlling interest of subsidiaries	(48,577)	0	0	0	0	0	0	0	0	0	0	0	0	(48,577)
Non-controlling interest stock put option	(42,964)	0	0	0	0	(42,964)	0	0	0	0	0	0	(42,964)	0
Minority purchase	(5,877)	0	0	0	0	0	0	0	0	0	0	0	0	(5,877)
Purchase of treasury stock, Note 16(b)	(83,605)	0	0	(1,923)	(81,682)	0	0	0	0	0	0	0	(83,605)	0
Sale of treasury stocks	9,949	0	0	231	9,718	0	0	0	0	0	0	0	9,949	0
Share-based payment transactions	59,834	0	0	1,708	74,667	(16,541)	0	0	0	0	0	0	59,834	0
Others	(4,443)	0	0	0	0	0	0	0	0	0	0	(2,497)	(2,497)	(1,946)
Balances at Dec. 31, 2022	29,595,213	1,318,993	(204,326)	(3,192)	231,556	23,659,626	170,408	(1,655,559)	788	1,133,536	74,655	4,277,159	29,003,644	591,569
Changes in equity
Net profit for the year	4,959,878	0	0	0	0	0	0	0	0	0	0	4,865,540	4,865,540	94,338
Other comprehensive income, Note 16(d)	581,598	0	0	0	0	0	(12,247)	1,258,137	(12,191)	(754,192)	92,448	0	571,955	9,643
Transfer of fair value reserve to retained earnings, note 16(d)	0
Total comprehensive income	5,541,476	0	0	0	0	0	(12,247)	1,258,137	(12,191)	(754,192)	92,448	4,865,540	5,437,495	103,981
Transfer of retained earnings to reserves, Note 16(c)	0	0	0	0	0	2,593,598	0	0	0	0	0	(2,593,598)	0	0
Dividend distribution, Note 16(e)	(1,994,037)	0	0	0	0	0	0	0	0	0	0	(1,994,037)	(1,994,037)	0
Dividends paid to non-controlling interest of subsidiaries	(62,051)	0	0	0	0	0	0	0	0	0	0	0	0	(62,051)
Subsidiary acquisition	14,192	0	0	0	0	0	0	0	0	0	0	0	0	14,192
Minority purchase	(1,773)	0	0	0	0	0	0	0	0	0	0	0	0	(1,773)
Purchase of treasury stock, Note 16(b)	(85,575)	0	0	(2,279)	(83,296)	0	0	0	0	0	0	0	(85,575)	0
Share-based payment transactions	69,518	0	0	1,764	79,979	(12,225)	0	0	0	0	0	0	69,518	0
Dividends not collected	11,579	0	0	0	0	11,579	0	0	0	0	0	0	11,579	0
Result from exchange of strategic shares	14,425	0	0	0	0	0	0	0	0	0	0	14,425	14,425	0
Others	4,098	0	0	0	0	0	0	0	0	0	0	2,955	2,955	1,143
Balances at Dec. 31, 2023	33,107,065	1,318,993	(204,326)	(3,707)	228,239	26,252,578	158,161	(397,422)	(11,403)	379,344	167,103	4,572,444	32,460,004	647,061
Changes in equity
Net profit for the year	5,623,252	0	0	0	0	0	0	0	0	0	0	5,501,254	5,501,254	121,998
Other comprehensive income excluding amount transferred to accumulated results from investment sale, Note 16(d)	60,583	0	0	0	0	0	24,116	206,271	9,770	(69,383)	(114,143)	0	56,631	3,952
Transfer of fair value reserve to retained earnings, note 16(d)	(137,787)	0	0	0	0	0	(137,787)	0	0	0	0	0	(137,787)	0
Total comprehensive income	5,546,048	0	0	0	0	0	(113,671)	206,271	9,770	(69,383)	(114,143)	5,501,254	5,420,098	125,950
Transfer of fair value reserve of equity instruments designated at FVOCI due to sale of Alicorp shares	137,787	0	0	0	0	0	0	0	0	0	0	137,787	137,787	0
Transfer of retained earnings to reserves, Note 16(c)	0	0	0	0	0	1,778,787	0	0	0	0	0	(1,778,787)	0	0
Dividend distribution, Note 16(e)	(2,788,657)	0	0	0	0	0	0	0	0	0	0	(2,788,657)	(2,788,657)	0
Distribution of extraordinary dividends, Note 16(d)	(875,991)	0	0	0	0	(875,991)	0	0	0	0	0	0	(875,991)	0
Dividends paid to non-controlling interest of subsidiaries	(106,922)	0	0	0	0	0	0	0	0	0	0	0	0	(106,922)
Minority purchase	6,183	0	0	0	0	42,964	0	0	0	0	0	0	42,964	(36,781)
Purchase of treasury stock, Note 16(b)	(110,894)	0	0	(2,434)	(108,460)	0	0	0	0	0	0	0	(110,894)	0
Share-based payment transactions	57,162	0	0	1,588	56,528	(954)	0	0	0	0	0	0	57,162	0
Dividends not collected	5,281	0	0	0	0	5,281	0	0	0	0	0	0	5,281	0
Others	172	0	0	0	0	0	0	0	0	0	0	(1,303)	(1,303)	1,475
Balances at Dec. 31, 2024	S/ 34,977,234	S/ 1,318,993	S/ (204,326)	S/ (4,553)	S/ 176,307	S/ 27,202,665	S/ 44,490	S/ (191,151)	S/ (1,633)	S/ 309,961	S/ 52,960	S/ 5,642,738	S/ 34,346,451	S/ 630,783